Allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2011
Allowance for loan losses and credit quality [Abstract]
Allowance for Credit Losses [Text Block]
Allowance for Loan Losses and Credit Quality

Changes in the Allowance for loan losses, by class of loans, for the years ended December 31, were as follows:

2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755
Provision (credit) for loan losses	242	144	430	(31)	(10)	775
Recoveries of amounts charged off	3	—	—	14	27	44
	1,278	384	2,547	233	132	4,574
Amounts charged off	(28)	(17)	(269)	(1)	(33)	(348)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226

2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2009	$976	$240	$1,959	$235	$83	$3,493
Provision for loan losses	184	89	203	21	23	520
Recoveries of amounts charged off	7	—	—	21	29	57
	1,167	329	2,162	277	135	4,070
Amounts charged off	(134)	(89)	(45)	(27)	(20)	(315)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755

As described in Note 6, the $27.9 million remaining net carrying amount of the loans purchased in the branch acquisitions of May 27, 2011 was recorded at the loans' estimated fair value as of such date and, consequently, there was no related adjustment to the allowance for loan losses with respect to the acquired loans at December 31, 2011.

The allocation of the Allowance for loan losses, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$328	$12	$293	$41	$11	$685
Collectively evaluated for impairment	922	355	1,985	191	88	3,541
Total allocated	$1,250	$367	$2,278	$232	$99	$4,226

December 31, 2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$199	$12	$295	$39	$20	$565
Collectively evaluated for impairment	834	228	1,822	211	95	3,190
Total allocated	$1,033	$240	$2,117	$250	$115	$3,755

Despite the allocation shown in the tables above, the Allowance for loan losses is general in nature and is available to absorb losses from any loan type.

The recorded investment in loans, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$2,810	$92	$6,499	$355	$33	$—	$9,789
Collectively evaluated for impairment	132,115	27,976	169,576	19,971	5,724	31,234	386,596
	134,925	28,068	176,075	20,326	5,757	31,234	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$21,128	$6,134	$31,784	$424,319

December 31, 2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$1,789	$48	$5,224	$146	$30	$—	$7,237
Collectively evaluated for impairment	130,744	18,530	161,832	20,458	6,016	31,455	369,035
Total	$132,533	$18,578	$167,056	$20,604	$6,046	$31,455	$376,272

Risk ratings are assigned to loans and are subject to ongoing monitoring by lending and credit personnel, with such ratings updated annually or more frequently if warranted. During 2011, the Company updated the method utilized to determine the assignment of loan risk ratings and bring the loan rating system into better alignment with the regulatory classifications. This update resulted in loans assigned the M rating of Monitor to only be monitored on the watch list and to no longer be individually evaluated for impairment as they were in 2010. This update applies only to the assignment of loan risk ratings and had no impact on the determination of the amount allocated to the allowance for loan losses in comparison to the methodology utilized in the prior year. The following is an overview of the Company's loan rating system:

1-3 Rating - Pass

Risk-rating grades "1" through "3" comprise those loans ranging from lower than average credit risk, defined as borrowers with high liquidity, excellent financial condition, strong management, favorable industry trends or loans secured by highly liquid assets through loans with marginal credit risk, defined as borrowers that while creditworthy, exhibit some characteristics which require special attention by the account officer.

4/M Rating - Satisfactory/Monitor

Borrowers exhibit potential credit weaknesses or downward trends warranting management's attention. While potentially weak, these borrowers are currently marginally acceptable; no loss of principal or interest is envisioned. When warranted, these credits may be monitored on the watch list.

5-8 Rating - Substandard

Borrowers exhibit well defined weaknesses that jeopardize the orderly liquidation of debt. The loan may be inadequately protected by the net worth and paying capacity of the obligor and/or the underlying collateral is inadequate.

The following tables summarize the loan ratings applied to the Company's loans by class as of the balance sheet dates:

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$127,338	$26,928	$135,764	$17,179	$5,652	$31,234	$344,095
Satisfactory/Monitor	4,777	1,048	33,812	2,792	72	—	42,501
Substandard	2,810	92	6,499	355	33	—	9,789
	134,925	28,068	176,075	20,326	5,757	31,234	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$21,128	$6,134	$31,784	$424,319

December 31, 2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$128,646	$17,999	$142,530	$19,640	$5,991	$31,455	$346,261
Satisfactory/Monitor	2,098	531	19,302	818	25	—	22,774
Substandard	1,789	48	5,224	146	30	—	7,237
Total	$132,533	$18,578	$167,056	$20,604	$6,046	$31,455	$376,272

Acquired loans are risk rated, as appropriate, according to the Company's loan rating system, but such ratings are not taken into account in establishing the allowance for loan losses. Rather, in accordance with applicable accounting principles, acquired loans are initially recorded at fair value, determined based upon an estimate of the amount and timing of both principal and interest cash flows expected to be collected and discounted using a market interest rate, which includes an estimate of future credit losses expected to be incurred over the life of the portfolio. The primary credit quality indicator for acquired loans is whether there has been a decrease in expected cash flows. Monitoring of this portfolio is ongoing to determine if there is evidence of deterioration in credit quality since acquisition. As of December 31, 2011, there was no allowance for loan losses for acquired loans.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2011:

	December 31, 2011			For The Year Ended December 31, 2011
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$241	$243	$55
Commercial real estate	1,907	1,930	21
	2,148	2,173	76
With no allowance recorded:
Residential real estate	177	252	—
Commercial real estate	318	374	—
	495	626	—

Total:
Residential real estate	418	495	55	$375	$5
Commercial real estate	2,225	2,304	21	2,347	81
Total	$2,643	$2,799	$76	$2,722	$86
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(1)	Government guarantees on impaired loans as of December 31, 2011 were $88 thousand.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2010:

	December 31, 2010			For The Year Ended December 31, 2010
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$301	$356	$43
Commercial real estate	1,970	1,974	40
	2,271	2,330	83
With no allowance recorded:
Commercial real estate	346	399	—

Total:
Residential real estate	301	356	43	$229	$—
Commercial real estate	2,316	2,373	40	2,585	85
Commercial	—	—	—	2	—
Total	$2,617	$2,729	$83	$2,816	$85
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(1)	Government guarantees on impaired loans as of December 31, 2010 were $110 thousand.

Troubled debt restructured loans as of December 31, 2011 by class of loan include a commercial real estate loan that received a concession with the extension of a due date that was not considered a market transaction to the Company, and residential real estate loans that represent loan modifications in which a concession was provided to the borrower, such as due date or maturity date extensions, interest rate reductions or the forgiveness of accrued interest. Troubled loans, that are restructured and meet established thresholds, are classified as impaired and a specific reserve amount is allocated to the allowance on the basis of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows.

The following table provides new troubled debt restructure activity by loan type for the year ended December 31, 2011:

	New Troubled Debt Restructurings During the
	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(Dollars in thousands)
Residential Real Estate:
Interest rate reduction, forgiveness of accrued interest, protective advance for delinquent taxes, and extension of due date	1	$238	$246
There were no troubled debt restructured loans modified within the previous twelve months that had subsequently defaulted during the year ended December 31, 2011. Troubled debt restructured loans are considered defaulted at 90 days past due.

At December 31, 2011 and 2010, the Company was not committed to lend any additional funds to borrowers whose loans were nonperforming, impaired or restructured.